11. Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets, Current [Abstract]
Value-added tax recoverable, current	$ 483	$ 673
Deposit and prepayment for acquisitions, net of provision of $10,840 and $10,206, respectively	55	116
Other deposit and prepayment, net of provision of $452 and $306, respectively	1,216	2,359
Other receivable, net of provision of $914 and $906, respectively	2,628	2,835
Total prepaid expenses and other current assets	$ 4,382	$ 5,983